Mezzanine Equity And Stockholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
A summary of the option activity during the three months ended March 31, 2023 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Aggregate Intrinsic Value
Outstanding, December 31, 2022	36,320,980	$0.13	8.07	$1,083,492
Granted	1,250,000	0.16
Exercised	—	—
Expired/Cancelled	(200,000)	0.11

Outstanding, March 31, 2023	37,370,980	$0.13	7.91	$1,073,492

Vested/Exercisable, March 31, 2023	16,163,949	$0.12	6.88	$569,604

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average fair value of the options granted during the three months ended March 31, 2023 was $0.12 per share, based on a Black Scholes option pricing model using the following assumptions:

Expected volatility	76.3%
Expected term of option	6 years
Range of risk-free interest rate	3.55% -3.75%
Dividend yield	—

Series B Redeemable Convertible Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following table presents information related to Series B preferred stock warrants for the year ended March 31, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding and exercisable, December 31, 2022	821,253	$0.22	4.16
Warrants issued	—	—	—
Warrants exercised	—	—	—
Warrants expired/cancelled	—	—	—

Outstanding and exercisable, March 31, 2023	821,253	$0.22	3.92

The following table presents information related to Series B preferred stock warrants for the year ended December 31, 2022:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding and exercisable, December 31, 2021	1,704,789	$0.22	5.07
Warrants issued	—	—	—
Warrants exercised	(883,536)	0.11	—
Warrants expired/cancelled	—	—	—

Outstanding and exercisable, December 31, 2022	821,253	$0.22	4.16

Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following table presents information related to common stock warrants for the three months ended March 31, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding and exercisable, December 31, 2022	5,190,325	$0.13	3.32
Warrants issued	117,646	0.88	—
Warrants exercised	—	—	—
Warrants expired/cancelled	—	—	—

Outstanding and exercisable, March 31, 2023	5,307,971	$0.14	3.12

The following table presents information related to common stock warrants for the year ended December 31, 2022:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding and exercisable, December 31, 2021	1,758,975	$0.46	2.38
Warrants issued	3,771,592	0.01	—
Warrants exercised	(340,242)	0.11	—
Warrants expired/cancelled	—	—	—

Outstanding and exercisable, December 31, 2022	5,190,325	$0.13	3.32

Series C One Redeemable Convertible Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following table presents information related to Series
C-1
preferred stock warrants for the year ended March 31, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding and exercisable, December 31, 2022	2,936,933	$0.16	9.73
Warrants issued	—	—	—
Warrants exercised	—	—	—
Warrants expired/cancelled	—	—	—

Outstanding and exercisable, March 31, 2023	2,936,933	$0.16	9.49

The following table presents information related to Series
C-1
preferred stock warrants for the year ended December 31, 2022:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding and exercisable, December 31, 2021	—	$—	—
Warrants issued	3,030,830	0.16	—
Warrants exercised	(93,897)	0.11	—
Warrants expired/cancelled	—	—	—

Outstanding and exercisable, December 31, 2022	2,936,933	$0.16	9.73